Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning	¥ 5,141
Gain due to change in fair value RMB	(3,431)	$ (470)	¥ 11,719	¥ (3,245)
Liability at the end	8,764	$ 1,201	5,141
ECARX Warrants
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning	5,141		16,544
Gain due to change in fair value RMB	3,431		(11,719)
Foreign exchange translation	192		316
Liability at the end	8,764		5,141	16,544
ECARX Public Warrants
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning	3,195		10,346
Gain due to change in fair value RMB	2,160		(7,349)
Foreign exchange translation	119		198
Liability at the end	5,474		3,195	10,346
ECARX Private Warrants
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning	1,946		6,198
Gain due to change in fair value RMB	1,271		(4,370)
Foreign exchange translation	73		118
Liability at the end	¥ 3,290		¥ 1,946	¥ 6,198